American Century Investment Trust
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

DIVERSIFIED BOND FUND * HIGH-YIELD FUND

Supplement dated September 28, 2007 * Prospectuses dated August 1, 2007

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUSES.

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT:

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and trustees of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

DIVERSIFIED BOND PROSPECTUS ONLY

THE FOLLOWING ENTRIES ARE ADDED TO THE FUND MANAGEMENT TEAM ON PAGE 14 OF THE
PROSPECTUS.

JIM PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since September 2007. He joined American Century in
October 2003 as a portfolio manager. Prior to joining American Century, he was a vice president, senior portfolio manager for Standish Mellon Asset Management, formerly Certus Asset Advisors, since August 1995. Mr. Platz received a MBA from the University of Southern California, and a bachelor's degree in history and political economies of industrial societies from the University of California,
Berkeley. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003.
He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56783 0709

American Century Investment Trust
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

CORE PLUS FUND
AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
INFLATION PROTECTION BOND FUND
AMERICAN CENTURY-MASON STREET SELECT BOND FUND
SHORT DURATION FUND

Supplement dated September 28, 2007 * Prospectuses dated August 1, 2007

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUSES.

THE FIRST PARAGRAPH UNDER THE HEADING INVESTING DIRECTLY WITH AMERICAN CENTURY
IS DELETED.

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT:

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and trustees of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

INFLATION PROTECTION BOND PROSPECTUS ONLY

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION ON PAGE 13 OF THE
PROSPECTUS.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets and municipal bonds, in its management of fixed-income funds. Representatives of these teams serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the funds' strategic investment parameters based on economic and market conditions.
The fund's lead portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

BRIAN HOWELL (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM REPRESENTATIVE)

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since the fund's inception in May 2006. He joined
American Century in 1987 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from University of
California - Berkeley.

JIM PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since September 2007. He joined American Century in
October 2003 as a portfolio manager. Prior to joining American Century, he was a vice president, senior portfolio manager for Standish Mellon Asset Management, formerly Certus Asset Advisors, since August 1995. Mr. Platz received a MBA from the University of Southern California, and a bachelor's degree in history and political economies of industrial societies from the University of California,
Berkeley. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003.
He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

ROBERT V. GAHAGAN (LEAD PORTFOLIO MANAGER AND MACRO STRATEGY TEAM
REPRESENTATIVE)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since the fund's inception in May 2006.
He joined American Century in 1983 and became a portfolio manager in August
1991. He has a bachelor's degree in economics and an MBA from the University of
Missouri - Kansas City.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

THE FOLLOWING CHANGE IS EFFECTIVE OCTOBER 1, 2007.

THE FOLLOWING REPLACES THE FOURTH SENTENCE OF THE FIRST PARAGRAPH UNDER THE
DISTRIBUTIONS SECTION OF THE PROSPECTUS:

The fund pays distributions from net income quarterly.

CORE PLUS AND SHORT DURATION PROSPECTUSES ONLY

THE FOLLOWING ENTRIES ARE ADDED TO THE FUND MANAGEMENT TEAM ON PAGE 12 OF THE
CORE PLUS PROSPECTUS AND ON PAGE 11 OF THE SHORT DURATION PROSPECTUS.

JIM PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since September 2007. He joined American Century in
October 2003 as a portfolio manager. Prior to joining American Century, he was a vice president, senior portfolio manager for Standish Mellon Asset Management, formerly Certus Asset Advisors, since August 1995. Mr. Platz received a MBA from the University of Southern California, and a bachelor's degree in history and political economies of industrial societies from the University of California,
Berkeley. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003.
He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56786 0709

American Century Investment Trust
PROSPECTUS SUPPLEMENT

[american century investments logo and text logo]

NT DIVERSIFIED BOND FUND

Supplement dated September 28, 2007 * Prospectus dated August 1, 2007

THE FOLLOWING ENTRIES ARE ADDED TO THE FUND MANAGEMENT TEAM ON PAGE 10 OF THE
PROSPECTUS.

JIM PLATZ (LEAD PORTFOLIO MANAGER)

Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since September 2007. He joined American Century in
October 2003. Prior to joining American Century, he was a vice president, senior portfolio manager for Standish Mellon Asset Management, formerly Certus Asset
Advisors, since August 1995. Mr. Platz received a MBA from the University of
Southern California, and a bachelor's degree in history and political economies of industrial societies from the University of California, Berkeley. He is a CFA charterholder.

SETH B. PLUNKETT (LEAD PORTFOLIO MANAGER)

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003.
He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56904 0709

American Century Investment Trust
STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo]

CORE PLUS FUND * DIVERSIFIED BOND FUND * NT DIVERSIFIED BOND FUND
HIGH-YIELD FUND * AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
INFLATION PROTECTION BOND FUND * PREMIUM MONEY MARKET FUND * PRIME MONEY MARKET FUND
AMERICAN CENTURY-MASON STREET SELECT BOND FUND * SHORT DURATION FUND

Supplement dated September 28, 2007 * Statement of Additional Information dated August 1,
2007

THE OTHER ACCOUNTS MANAGED SECTIONS FOR CORE PLUS, DIVERSIFIED BOND, INFLATION
PROTECTION BOND, NT DIVERSIFIED BOND AND SHORT DURATION ON PAGES 63-66 OF THE
SAI ARE REPLACED WITH THE FOLLOWING:

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                REGISTERED                           OTHER ACCOUNTS
                                INVESTMENT                           (E.G., SEPARATE
                                COMPANIES                            ACCOUNTS AND
                                (E.G., OTHER      OTHER POOLED       CORPORATE
                                AMERICAN          INVESTMENT         ACCOUNTS,
                                CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                AND AMERICAN      COMMINGLED         INCUBATION
                                CENTURY -         TRUSTS AND         STRATEGIES AND
                                SUBADVISED        529 EDUCATION      CORPORATE
                                FUNDS)            SAVINGS PLANS)     MONEY)
------------------------------------------------------------------------------------
Core Plus Fund
------------------------------------------------------------------------------------
Alejandro   Number of Other     10                1                  0
Aguilar     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $5,303,955,395    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
Robert      Number of Other     16                2                  0
Gahagan     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $7,456,353,996    $1,449,023,336     N/A
            Accounts Managed
------------------------------------------------------------------------------------
Jeffrey     Number of Other     6                 1                  0
Houston     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $1,951,259,236    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
Brian       Number of Other     8                 1                  0
Howell      Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $3,453,280,468    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
James       Number of Other     7                 1                  0
Keegan      Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $2,037,160,694    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
David       Number of Other     7                 1                  0
MacEwen     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $2,400,746,584    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
Dan         Number of Other     10                1                  0
Shiffman    Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $5,303,955,395    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------
John        Number of Other     6                 1                  0
Walsh       Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $1,951,259,236    $52,637,802        N/A
            Accounts Managed
------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                  REGISTERED                        OTHER ACCOUNTS
                                  INVESTMENT                        (E.G., SEPARATE
                                  COMPANIES                         ACCOUNTS AND
                                  (E.G., OTHER     OTHER POOLED     CORPORATE
                                  AMERICAN         INVESTMENT       ACCOUNTS,
                                  CENTURY FUNDS    VEHICLES (E.G.,  INCLUDING
                                  AND AMERICAN     COMMINGLED       INCUBATION
                                  CENTURY -        TRUSTS AND       STRATEGIES AND
                                  SUBADVISED       529 EDUCATION    CORPORATE
                                  FUNDS)           SAVINGS PLANS)   MONEY)
------------------------------------------------------------------------------------
Core Plus Fund
------------------------------------------------------------------------------------
Michael       Number of Other     2                0                0
Difley        Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $96,009,223      N/A              N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jim           Number of Other     11               1                0
Platz(1)      Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $5,021,181,353   $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Seth          Number of Other     16               1                0
Plunkett(1)   Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $6,013,382,439   $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Diversified Bond Fund
------------------------------------------------------------------------------------
Alejandro     Number of Other     10               1                0
Aguilar       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $4,529,726,140   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Robert        Number of Other     16               2                0
Gahagan       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $6,682,124,740   $1,449,023,336   N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jeffrey       Number of Other     6                1                0
Houston       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,177,029,981   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Brian         Number of Other     8                1                0
Howell        Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $2,679,051,213   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
James         Number of Other     7                1                0
Keegan        Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,262,931,439   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
David         Number of Other     7                1                0
MacEwen       Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,626,517,328   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Dan           Number of Other     10               1                0
Shiffman      Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $4,529,726,140   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
John          Number of Other     6                1                0
Walsh         Accounts Managed
              ----------------------------------------------------------------------
              Assets in Other     $1,177,029,981   $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                  REGISTERED                         OTHER ACCOUNTS
                                  INVESTMENT                         (E.G., SEPARATE
                                  COMPANIES                          ACCOUNTS AND
                                  (E.G., OTHER      OTHER POOLED     CORPORATE
                                  AMERICAN          INVESTMENT       ACCOUNTS,
                                  CENTURY FUNDS     VEHICLES (E.G.,  INCLUDING
                                  AND AMERICAN      COMMINGLED       INCUBATION
                                  CENTURY -         TRUSTS AND       STRATEGIES AND
                                  SUBADVISED        529 EDUCATION    CORPORATE
                                  FUNDS)            SAVINGS PLANS)   MONEY)
------------------------------------------------------------------------------------
Diversified Bond Fund
Jim           Number of Other     11                1                0
Platz(1)      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $4,445,255,995    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Seth          Number of Other     16                1                0
Plunkett(1)   Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $5,437,457,082    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Inflation Protection Bond Fund
------------------------------------------------------------------------------------
Robert        Number of Other     16                2                0
Gahagan       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $7,460,541,280    $1,449,023,336   N/A
              Accounts Managed
------------------------------------------------------------------------------------
Seth          Number of Other     6                 0                0
Plunkett      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $2,661,172,678    N/A              N/A
              Accounts Managed
------------------------------------------------------------------------------------
Brian         Number of Other     10                1                0
Howell(2)     Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $4,824,758,546    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jim Platz(2)  Number of Other     11                1                0
              Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $5,018,856,340    $51,961,193      N/A
              Accounts Managed
------------------------------------------------------------------------------------
NT Diversified Bond Fund
------------------------------------------------------------------------------------
Alejandro     Number of Other     10                1                0
Aguilar       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $5,207,993,251    $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Robert        Number of Other     16                2                0
Gahagan       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $7,360,391,851    $1,449,023,336   N/A
              Accounts Managed
------------------------------------------------------------------------------------
Jeffrey       Number of Other     6                 1                0
Houston       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $1,855,297,091    $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------
Brian         Number of Other     8                 1                0
Howell        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $3,357,318,323    $52,637,802      N/A
              Accounts Managed
------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

(2)  MR. HOWELL AND MR. PLATZ BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                 REGISTERED                           OTHER ACCOUNTS
                                 INVESTMENT                           (E.G., SEPARATE
                                 COMPANIES                            ACCOUNTS AND
                                 (E.G., OTHER      OTHER POOLED       CORPORATE
                                 AMERICAN          INVESTMENT         ACCOUNTS,
                                 CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                 AND AMERICAN      COMMINGLED         INCUBATION
                                 CENTURY -         TRUSTS AND         STRATEGIES AND
                                 SUBADVISED        529 EDUCATION      CORPORATE
                                 FUNDS)            SAVINGS PLANS)     MONEY)
-------------------------------------------------------------------------------------
NT Diversified Bond Fund
-------------------------------------------------------------------------------------
James         Number of Other    7                 1                  0
Keegan        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,941,198,549    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
David         Number of Other    7                 1                  0
MacEwen       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $2,304,784,439    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Dan           Number of Other    10                1                  0
Shiffman      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,207,993,251    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
John          Number of Other    6                 1                  0
Walsh         Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,855,297,091    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Jim Platz(1)  Number of Other    11                1                  0
              Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $4,906,182,221    $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Seth          Number of Other    16                1                  0
Plunkett(1)   Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,898,383,307    $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Short Duration Fund
-------------------------------------------------------------------------------------
Alejandro     Number of Other    10                1                  0
Aguilar       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,318,989,370    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Robert        Number of Other    16                2                  0
Gahagan       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $7,471,387,970    $1,449,023,336     N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Jeffrey       Number of Other    6                 1                  0
Houston       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,966,293,210    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Brian         Number of Other    8                 1                  0
Howell        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $3,468,314,442    $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2007)
                                 REGISTERED                          OTHER ACCOUNTS
                                 INVESTMENT                          (E.G., SEPARATE
                                 COMPANIES                           ACCOUNTS AND
                                 (E.G., OTHER     OTHER POOLED       CORPORATE
                                 AMERICAN         INVESTMENT         ACCOUNTS,
                                 CENTURY FUNDS    VEHICLES (E.G.,    INCLUDING
                                 AND AMERICAN     COMMINGLED         INCUBATION
                                 CENTURY -        TRUSTS AND         STRATEGIES AND
                                 SUBADVISED       529 EDUCATION      CORPORATE
                                 FUNDS)           SAVINGS PLANS)     MONEY)
-------------------------------------------------------------------------------------
Short Duration Fund
-------------------------------------------------------------------------------------
James         Number of Other    7                1                  0
Keegan        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $2,052,194,668   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
David         Number of Other    7                1                  0
MacEwen       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $2,415,780,558   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Dan           Number of Other    10               1                  0
Shiffman      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,318,989,370   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
John          Number of Other    6                1                  0
Walsh         Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $1,966,293,210   $52,637,802        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Michael       Number of Other    2                0                  0
Difley        Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $111,043,197     N/A                N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Jim           Number of Other    11               1                  0
Platz(1)      Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $5,033,578,155   $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Seth          Number of Other    16               1                  0
Plunkett(1)   Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other    $6,025,779,241   $51,961,193        N/A
              Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

------

THE OWNERSHIP OF SECURITIES SECTION ON PAGES 68-70 OF THE SAI IS REPLACED WITH
THE FOLLOWING:

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the funds' portfolio managers as of March 31, 2007, the funds' fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Core Plus
  Alejandro Aguilar(1)                A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Jeffrey Houston(1)                  A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  James Keegan(1)                     A
--------------------------------------------------------------------------------
  David MacEwen(1)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  John Walsh(1)                       A
--------------------------------------------------------------------------------
  Michael Difley(1)                   A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------
Diversified Bond
  Alejandro Aguilar                   C
--------------------------------------------------------------------------------
  Robert Gahagan                      C
--------------------------------------------------------------------------------
  Jeffrey Houston                     C
--------------------------------------------------------------------------------
  Brian Howell                        C
--------------------------------------------------------------------------------
  James Keegan                        C
--------------------------------------------------------------------------------
  David MacEwen                       C
--------------------------------------------------------------------------------
  Dan Shiffman                        C
--------------------------------------------------------------------------------
  John Walsh                          C
--------------------------------------------------------------------------------
  Jim Platz(2)                        C
--------------------------------------------------------------------------------
  Seth Plunkett(2)                    C
--------------------------------------------------------------------------------
High-Yield
  Michael Difley                      C
--------------------------------------------------------------------------------
  James Keegan                        C
--------------------------------------------------------------------------------
Inflation Protection Bond
  Seth Plunkett(1)                    A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Brian Howell(1)(2)                  A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

------

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
NT Diversified Bond
  Alejandro Aguilar(1)                A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Jeffrey Houston(1)                  A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  James Keegan(1)                     A
--------------------------------------------------------------------------------
  David MacEwen(1)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  John Walsh(1)                       A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------
Premium Money Market
  Steve Permut                        F
--------------------------------------------------------------------------------
  Lynn Paschen(1)                     A
--------------------------------------------------------------------------------
Prime Money Market
  Steve Permut(1)                     A
--------------------------------------------------------------------------------
  Denise Latchford                    C
--------------------------------------------------------------------------------
Short Duration
  Alejandro Aguilar(1)                A
--------------------------------------------------------------------------------
  Robert Gahagan(1)                   A
--------------------------------------------------------------------------------
  Jeffrey Houston(1)                  A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  James Keegan(1)                     A
--------------------------------------------------------------------------------
  David MacEwen(1)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
  John Walsh(1)                       A
--------------------------------------------------------------------------------
  Michael Difley(1)                   A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth Plunkett(1)(2)                 A
--------------------------------------------------------------------------------

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     AN INVESTMENT TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD
     INVESTMENT CATEGORY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN
     EACH SUCH FUND.

(2)  MR. PLATZ AND MR. PLUNKETT BECAME PORTFOLIO MANAGERS FOR THE FUND ON
     SEPTEMBER 21, 2007. INFORMATION IS PROVIDED AS OF THAT DATE.

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56905 0709